Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Provisions

Composition and changes in the provision

Site restoration and equipment dismantling (1)	Legal claims (2)	Other (3)	Total
$ millions	$ millions	$ millions	$ millions

Balance as at January 1, 2020	202	10	32	244
Provisions recorded during the period	79	-	5	84
Provisions reversed during the period	(1)	-	(3)	(4)
Payments during the period	(12)	(1)	(2)	(15)
Translation differences	11	1	-	12
Balance as at December 31, 2020	279	10	32	321